Bonds Payable - Schedule Of Bonds Payable (Detail) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 14, 2022 CNY (¥)	Jun. 14, 2022 USD ($)	Jun. 07, 2022 CNY (¥)	Jun. 07, 2022 USD ($)
Disclosure Of Detailed Information Of Bonds Payable [Line Items]
New issued bonds	¥ 2,143,348	¥ 0		¥ 2,013,000	$ 300	¥ 2,013,000	$ 300
Interest paid	1,213,186	¥ 867,715	¥ 1,151,421
Bonds [Member]
Disclosure Of Detailed Information Of Bonds Payable [Line Items]
New issued bonds	2,010,782
Interest accrued at effective interest rate	57,267
Interest paid	0
Exchange differences	75,299
Carrying value as of December 31, 2022	¥ 2,143,348